Taxation - Movement of valuation allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Taxation
At beginning of the year	¥ (1,597,607)	$ (250,700)	¥ (1,263,732)	¥ (650,685)
Changes of valuation allowance	(609,891)	(95,705)	(333,875)	(613,047)
At end of the year	¥ (2,207,498)	$ (346,405)	¥ (1,597,607)	¥ (1,263,732)